Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) - Schedule of stock options were outstanding for the purchase of common shares - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) - Schedule of stock options were outstanding for the purchase of common shares [Line Items]
Number of Options	29,615,379	31,231,701	24,948,242	21,162,717
Exercisable	15,542,534
October 20, 2026 [Member]
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) - Schedule of stock options were outstanding for the purchase of common shares [Line Items]
Number of Options	614,090
Exercise Price (in Dollars per share)	$ 0.2
Exercisable	614,090
Expiry Date	Oct. 20, 2026
November 5, 2025 [Member]
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) - Schedule of stock options were outstanding for the purchase of common shares [Line Items]
Number of Options	767,611
Exercise Price (in Dollars per share)	$ 0.12
Exercisable	767,611
Expiry Date	Nov. 05, 2025
April 16, 2023 [Member]
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) - Schedule of stock options were outstanding for the purchase of common shares [Line Items]
Number of Options	1,800,000
Exercise Price (in Dollars per share)	$ 0.12
Exercisable	1,800,000
Expiry Date	Apr. 16, 2023
May 29, 2024 [Member]
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) - Schedule of stock options were outstanding for the purchase of common shares [Line Items]
Number of Options	400,000
Exercise Price (in Dollars per share)	$ 0.15
Exercisable	400,000
Expiry Date	May 29, 2024
June 25, 2025 [Member]
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) - Schedule of stock options were outstanding for the purchase of common shares [Line Items]
Number of Options	3,000,000
Exercise Price (in Dollars per share)	$ 0.15
Exercisable	3,000,000
Expiry Date	Jun. 25, 2025
December 29, 2025 [Member]
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) - Schedule of stock options were outstanding for the purchase of common shares [Line Items]
Number of Options	5,120,000
Exercise Price (in Dollars per share)	$ 0.15
Exercisable	3,425,000
Expiry Date	Dec. 29, 2025
July 8, 2026 [Member]
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) - Schedule of stock options were outstanding for the purchase of common shares [Line Items]
Number of Options	11,500,000
Exercise Price (in Dollars per share)	$ 0.08
Exercisable	3,833,333
Expiry Date	Jul. 08, 2026
April 13, 2027 [Member]
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) - Schedule of stock options were outstanding for the purchase of common shares [Line Items]
Number of Options	400,000
Exercise Price (in Dollars per share)	$ 0.08
Exercisable	400,000
Expiry Date	Apr. 13, 2027
April 13, 2027 One [Member]
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) - Schedule of stock options were outstanding for the purchase of common shares [Line Items]
Number of Options	573,678
Exercise Price (in Dollars per share)	$ 0.07
Exercisable
Expiry Date	Apr. 13, 2027
April 13, 2027 Two [Member]
Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) - Schedule of stock options were outstanding for the purchase of common shares [Line Items]
Number of Options	5,440,000
Exercise Price (in Dollars per share)	$ 0.05
Exercisable	1,302,500
Expiry Date	Apr. 13, 2027